Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.92118%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,956,763.73

Principal:
Principal Collections	$32,368,054.07
Prepayments in Full	$14,788,776.61
Liquidation Proceeds	$111,104.50
Recoveries	$3,535.21
Sub Total	$47,271,470.39
Collections	$51,228,234.12

Purchase Amounts:
Purchase Amounts Related to Principal	$168,835.27
Purchase Amounts Related to Interest	$1,178.90
Sub Total	$170,014.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$51,398,248.29

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	6
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$51,398,248.29
Servicing Fee	$1,226,490.86	$1,226,490.86	$0.00	$0.00	$50,171,757.43
Interest - Class A-1 Notes	$116,188.66	$116,188.66	$0.00	$0.00	$50,055,568.77
Interest - Class A-2a Notes	$1,201,717.33	$1,201,717.33	$0.00	$0.00	$48,853,851.44
Interest - Class A-2b Notes	$765,516.89	$765,516.89	$0.00	$0.00	$48,088,334.55
Interest - Class A-3 Notes	$1,937,749.33	$1,937,749.33	$0.00	$0.00	$46,150,585.22
Interest - Class A-4 Notes	$601,213.50	$601,213.50	$0.00	$0.00	$45,549,371.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,549,371.72
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$45,350,812.47
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$45,350,812.47
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$45,213,482.97
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$45,213,482.97
Regular Principal Payment	$71,764,934.35	$45,213,482.97	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$51,398,248.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$45,213,482.97
Total					$45,213,482.97

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$41,119,026.39	$134.93	$116,188.66	$0.38	$41,235,215.05	$135.31
Class A-2a Notes	$2,516,752.90	$7.89	$1,201,717.33	$3.77	$3,718,470.23	$11.66
Class A-2b Notes	$1,577,703.68	$7.89	$765,516.89	$3.83	$2,343,220.57	$11.72
Class A-3 Notes	$0.00	$0.00	$1,937,749.33	$3.73	$1,937,749.33	$3.73
Class A-4 Notes	$0.00	$0.00	$601,213.50	$3.83	$601,213.50	$3.83
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$45,213,482.97	$28.64	$4,958,274.46	$3.14	$50,171,757.43	$31.78

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$41,119,026.39	0.1349315	$0.00	0.0000000
Class A-2a Notes	$319,040,000.00	1.0000000	$316,523,247.10	0.9921115
Class A-2b Notes	$200,000,000.00	1.0000000	$198,422,296.32	0.9921115
Class A-3 Notes	$519,040,000.00	1.0000000	$519,040,000.00	1.0000000
Class A-4 Notes	$157,180,000.00	1.0000000	$157,180,000.00	1.0000000
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$1,315,319,026.39	0.8330393	$1,270,105,543.42	0.8044039

Pool Information
Weighted Average APR	3.301%	3.308%
Weighted Average Remaining Term	50.51	49.69
Number of Receivables Outstanding	47,954	47,099
Pool Balance	$1,471,789,030.31	$1,424,090,632.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,334,069,813.43	$1,291,757,560.66
Pool Factor	0.8432857	0.8159561

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$132,333,071.55
Targeted Overcollateralization Amount	$180,536,540.17
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$153,985,088.79

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	6
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		63	$261,627.65
(Recoveries)		3	$3,535.21
Net Loss for Current Collection Period			$258,092.44
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.2104%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0271%
Second Prior Collection Period			0.1364%
Prior Collection Period			0.2132%
Current Collection Period			0.2139%
Four Month Average (Current and Prior Three Collection Periods)			0.1476%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		326	$744,274.24
(Cumulative Recoveries)			$6,886.01
Cumulative Net Loss for All Collection Periods			$737,388.23
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0422%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,283.05
Average Net Loss for Receivables that have experienced a Realized Loss			$2,261.93

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.54%	216	$7,717,156.74
61-90 Days Delinquent	0.08%	27	$1,187,597.77
91-120 Days Delinquent	0.01%	6	$205,085.25
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.64%	249	$9,109,839.76

Repossession Inventory:
Repossessed in the Current Collection Period		16	$647,044.99
Total Repossessed Inventory		28	$1,203,695.69

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0798%
Prior Collection Period			0.1064%
Current Collection Period			0.0701%
Three Month Average			0.0854%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0978%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	February 2023
Payment Date	3/15/2023
Transaction Month	6

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	105	$4,160,132.06
2 Months Extended	145	$6,098,378.02
3+ Months Extended	14	$521,181.55

Total Receivables Extended	264	$10,779,691.63
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer